DEBT (Tables)	9 Months Ended
Sep. 30, 2024
DEBT
Schedule of debt

	As of September 30,	As of December 31,
Description	2024	2023
Secured Promissory Notes	$11,334	$7,410
Small Business Administration (SBA) Loans	764	769
Paycheck Protection Program (PPP) Loans	28	59
Vehicle Notes	470	497
BAC Sellers Note	56	84
ACA Sellers Note	—	125
CSH Sellers Notes	159	235
BHC Sellers Note	200	400
AFS Sellers Note	383	463
FSP Sellers Note	768	768
Real Estate Promissory Note	370	370
Promissory Note – Related Party	185	85
Libertas – Sale of Future Receipts	2,058	1,938
Samson – Sale of Future Receipts	183	—
D&O Financing agreement	255	—
Channel Partners	210	—
Top Choice – Sale of Future Receipts	169	—
Funding Metrics – Sale of Future Receipts	104	—
Total secured promissory notes, SBA loans, PPP loans, vehicle notes, sellers notes, real estate promissory notes, related party note, Sale of Future Receipts, Channel Partners and D&O financing	$17,696	$13,203
Less: Debt discounts	(129)	(32)
Net secured promissory notes, SBA loans, PPP loans, vehicle notes, sellers notes, real estate promissory notes, related party note, Sale of Future Receipts, Channel Partners and D&O financing	$17,567	$13,171
Convertible Debts	4,392	2,179
Total debt, net of debt discount	$21,959	$15,350